Segment Geographical Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
SEGMENT GEOGRAPHICAL INFORMATION
NOTE 9:-	SEGMENT GEOGRAPHICAL INFORMATION

The Company’s business is divided into the following geographic areas: Israel, Europe, United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the six months ended June 30, 2018 and 2017:

	Six months ended June 30,
	2018	2017
	Unaudited
Israel	$51,043	$43,947
Europe	14,836	12,928
United States	66,313	60,500
Japan	4,830	4,688
Other	2,925	4,177

	$139,947	$126,240